Financial risk management - Summary of Gross Carrying Amount of Trade Receivables and the Valuation Adjustments Developed (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Gross Carrying Amount Of Trade Receivables And The Valuation Adjustments [Line Items]
Receivable, Beginning	€ 131.1
Receivable, Ending	101.9	€ 131.1
Trade receivables [member]
Disclosure Of Gross Carrying Amount Of Trade Receivables And The Valuation Adjustments [Line Items]
Receivable, Beginning	25.8	22.0
Business combinations	0.1	0.1
Additions	27.5	24.2
Payments	(21.7)	(20.0)
Written-off receivables	(0.9)	(0.6)
Exchange rate differences	0.0	0.0
Receivable, Ending	30.8	25.8
Value adjustment, Beginning	(4.2)	(1.6)
Business combinations, Value adjustment	0.0	0.0
Additions, Value adjustment	(1.0)	(3.1)
Utilization, Value adjustment	0.5	0.6
Cancellations, Value adjustment	0.2	0.1
Exchange rate differences, Value adjustment	0.0	0.0
Value adjustment, Ending	€ (4.6)	€ (4.2)